Commitments and contingencies (Tables)	3 Months Ended
Mar. 31, 2018
Disclosure Text Block [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	As at March 31, 2018, the Company had the following commitments:
	Total	Less than 1 year	1 - 3 years	3- 5 years	More than 5 years
Lease commitments	$529	$111	$349	$69	$-